Noncontrolling interest	12 Months Ended
Dec. 31, 2013
Noncontrolling interest
19.	Noncontrolling interest

	Vizeum	Beijing Guozhi	Total
Balance as of December 31, 2011	2,449	—	2,449
Injection of a noncontrolling shareholder(1)	—	240	240
Net income	1,686	(168)	1,518

Balance as of December 31, 2012	4,135	72	4,207
Foreign currency translation adjustment	250	3	253
Purchase of noncontrolling interest	—	115	115
Net income	975	(269)	706

Balance as of December 31, 2013	5,360	(79)	5,281

(1)	On September 14, 2012, Beijing Guozhi was established with a 70% interest held by Charm Media for the purpose of expanding its tourism advertising businesses. The remaining 30% interest held by other shareholders was recorded as noncontrolling interest in the consolidated financial statements. In September 2013, the Group purchased additional 20% equity interest of Beijing Guozhi from its noncontrolling interest holder, Beijing Davost, with cash of US$163, which was accounted for as an equity transaction with no gain or loss recognized. As of December 31, 2013, the Group held 90% of the equity interest of Beijing Guozhi.